Trade and Other Receivables, Net - Activity Related to Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of year	$ 1.8	$ 1.1	$ 1.1
Provision for doubtful accounts	0.2	1.1	0.6
Charge-offs, net of recoveries	(0.7)	(0.4)	(0.6)
Balance at end of year	$ 1.3	$ 1.8	$ 1.1